OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Related to financing activities:
Payables related to derivatives	$ 66.2	$ 22.3
Accrued interest	15.0	23.2
Related to investing activities:
Contingent consideration	20.0	0.0
Related to operating and other activities:
Accrued personnel costs	230.3	244.1
Refund liabilities	140.7	115.7
Sales and value-added taxes	108.6	54.3
Goods in transit accruals	100.2	55.0
Contract liabilities	97.0	68.4
Accrued advertising and promotions	59.9	42.0
Accrued royalties	4.5	6.7
Other accrued liabilities	141.2	116.0
Total	$ 983.6	$ 747.7